Offerings	Feb. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	10.54
Maximum Aggregate Offering Price	$ 21,080,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,911.15
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Pursuant to Rule 416(c) under the Act, this registration statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2) Consists of 2,000,000 shares issuable under the registrant's 2019 Stock Incentive Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Act, and based on $10.54, the average of the high and low sale prices of the registrant's common stock as reported on the Nasdaq Global Market on February 17, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	428,571
Proposed Maximum Offering Price per Unit	8.96
Maximum Aggregate Offering Price	$ 3,839,996.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 530.30
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Pursuant to Rule 416(c) under the Act, this registration statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (4) Consists of 428,571 shares issuable under the registrant's 2019 Employee Stock Purchase Plan. (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on 85% of $10.54, the average of the high and low sale prices of the registrant's common stock as reported on the Nasdaq Global Market on February 17, 2026.